Related party transactions (Tables)	9 Months Ended
Sep. 30, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
(a) The Group entered into the following transactions with its related parties:

	For the Nine Months Ended September 30,
	2015	2016
	RMB	RMB
Marketing and platform service fees paid to Alibaba Group	74,932	160,882
Store operation service revenue generated from Ahead	4,152	3,223
Commission fee paid to Ahead	843	3,458

Schedule Of Related Party Balances [Table Text Block]
(b) The Group had the following balances with its related parties:

	As of December 31, 2015	As of September 30, 2016
	RMB	RMB
Amount due to Investors and Founding Shareholders	7,469	7,469
Amounts due from Alibaba Group	18,702	8,448
Amounts due from Ahead	18,863	25,478